Leuthold Core Investment Fund
Schedule of Investments
December 31, 2019 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 57.87%
Airlines - 0.85%
Delta Air Lines, Inc.	45,661	$2,670,255
United Airlines Holdings, Inc. (a)	28,501	2,510,653
		5,180,908
Banks - 1.13%
Bank OZK	83,563	2,549,089
Citizens Financial Group, Inc.	43,572	1,769,459
Fifth Third Bancorp	84,458	2,596,239
		6,914,787
Biotechnology - 3.96%
AbbVie, Inc.	39,692	3,514,330
Alexion Pharmaceuticals, Inc. (a)	33,276	3,598,799
Amgen, Inc.	22,980	5,539,789
Biogen, Inc. (a)	11,938	3,542,363
Gilead Sciences, Inc.	67,298	4,373,024
Regeneron Pharmaceuticals, Inc. (a)	9,674	3,632,393
		24,200,698
Capital Markets - 3.62%
Brookfield Asset Management, Inc. - Class A (b)	60,583	3,501,697
FactSet Research Systems, Inc. (f)	6,416	1,721,413
Intercontinental Exchange, Inc.	30,441	2,817,315
Moody's Corp.	13,281	3,153,042
Morgan Stanley	69,685	3,562,297
MSCI, Inc.	8,207	2,118,883
Nasdaq, Inc.	19,995	2,141,465
S&P Global, Inc.	11,341	3,096,660
		22,112,772
Chemicals - 0.00% (i)
China Lumena New Materials Corp. (a)(b)(d)(e)	838,000	6,453

Commercial Services & Supplies - 2.09%
Republic Services, Inc.	54,316	4,868,343
Tetra Tech, Inc.	33,425	2,879,898
Waste Management, Inc.	44,020	5,016,519
		12,764,760
Construction Materials - 1.79%
CRH PLC - ADR	92,814	3,743,189
Martin Marietta Materials, Inc.	13,131	3,671,953
Vulcan Materials Co.	24,472	3,523,723
		10,938,865
Consumer Finance - 3.07%
Ally Financial, Inc.	86,547	2,644,876
Capital One Financial Corp.	47,899	4,929,286
Discover Financial Services	42,527	3,607,140
OneMain Holdings, Inc.	37,454	1,578,686
Santander Consumer USA Holdings, Inc. (f)	79,683	1,862,192
Synchrony Financial	115,496	4,159,011
		18,781,191
Diversified Telecommunication Services - 1.93%
AT&T, Inc.	171,005	6,682,875
Verizon Communications, Inc.	83,264	5,112,410
		11,795,285
Electronic Equipment, Instruments & Components - 2.22%
Arrow Electronics, Inc. (a)	53,420	4,526,811
Avnet, Inc.	105,796	4,489,982
SYNNEX Corp.	35,365	4,555,012
		13,571,805
Entertainment - 1.79%
Activision Blizzard, Inc.	91,919	5,461,827
Electronic Arts, Inc. (a)	51,033	5,486,558
		10,948,385
Food & Staples Retailing - 2.59%
Costco Wholesale Corp.	29,545	8,683,867
Walmart, Inc.	60,285	7,164,269
		15,848,136
Health Care Providers & Services - 5.67%
Anthem, Inc.	10,147	3,064,698
Centene Corp. (a)(f)	86,249	5,422,475
Encompass Health Corp.	54,465	3,772,791
HCA Healthcare, Inc.	46,109	6,815,371
Humana, Inc.	14,176	5,195,787
UnitedHealth Group, Inc.	25,069	7,369,785
Universal Health Services, Inc. - Class B	21,189	3,039,774
		34,680,681
Household Durables - 3.04%
D.R. Horton, Inc.	79,683	4,203,278
KB Home (f)	58,792	2,014,802
Lennar Corp. - Class A	47,750	2,663,973
Meritage Homes Corp. (a)	34,171	2,088,190
PulteGroup, Inc.	121,464	4,712,803
Toll Brothers, Inc.	73,416	2,900,666
		18,583,712
Interactive Media & Services - 2.00%
Alphabet, Inc. - Class A (a)	6,267	8,393,957
Facebook, Inc. - Class A (a)	18,802	3,859,111
		12,253,068
IT Services - 5.31%
Fiserv, Inc. (a)	52,525	6,073,466
FleetCor Technologies, Inc. (a)	11,938	3,434,801
Genpact, Ltd.	41,931	1,768,230
Mastercard, Inc. - Class A	28,799	8,599,094
MAXIMUS, Inc.	35,962	2,675,213
Visa, Inc. - Class A (f)	40,886	7,682,479
The Western Union Co. (f)	83,414	2,233,827
		32,467,110
Media - 0.60%
Comcast Corp. - Class A	82,071	3,690,733

Multiline Retail - 3.65%
Dollar General Corp.	46,855	7,308,443
Dollar Tree, Inc. (a)	41,632	3,915,489
Target Corp.	86,995	11,153,629
		22,377,561
Professional Services - 2.12%
ASGN, Inc. (a)(f)	48,049	3,410,038
Insperity, Inc.	36,559	3,145,536
Robert Half International, Inc.	55,510	3,505,457
TriNet Group, Inc. (a)	51,033	2,888,978
		12,950,009
Semiconductors & Semiconductor Equipment - 5.15%
Applied Materials, Inc.	92,217	5,628,926
Intel Corp. (f)	61,478	3,679,458
KLA Corp.	18,802	3,349,952
Lam Research Corp.	33,276	9,729,902
MKS Instruments, Inc.	34,917	3,841,219
SolarEdge Technologies, Inc. (a)(b)(f)	55,062	5,235,846
		31,465,303
Software - 1.58%
Microsoft Corp.	61,329	9,671,583

Specialty Retail - 0.93%
AutoZone, Inc. (a)	2,835	3,377,364
Group 1 Automotive, Inc.	22,831	2,283,100
		5,660,464
Thrifts & Mortgage Finance - 0.30%
Radian Group, Inc.	72,222	1,817,106

Trading Companies & Distributors - 2.48%
AerCap Holdings NV (a)(b)	34,171	2,100,491
Air Lease Corp.	44,915	2,134,361
BMC Stock Holdings, Inc. (a)	48,049	1,378,526
GMS, Inc. (a)	44,915	1,216,298
HD Supply Holdings, Inc. (a)	52,227	2,100,570
Triton International, Ltd. (b)	37,006	1,487,641
United Rentals, Inc. (a)	17,160	2,861,773
WESCO International, Inc. (a)	31,933	1,896,501
		15,176,161
TOTAL COMMON STOCKS (Cost $253,232,618)		$353,857,536

INVESTMENT COMPANIES - 18.66%
Exchange Traded Funds - 18.66%
Global X MSCI Greece ETF (f)	200,961	$2,035,735
Invesco CurrencyShares Euro Currency Trust (a)(f)	34,111	3,626,000
Invesco CurrencyShares Japanese Yen Trust (a)(f)(h)	223,014	19,498,114
iShares Intermediate-Term Corporate Bond ETF	100,004	5,798,232
iShares International Treasury Bond ETF (f)	289,900	14,544,283
iShares JP Morgan USD Emerging Markets Bond ETF (f)	121,950	13,970,592
iShares MBS ETF	121,040	13,079,582
iShares MSCI China ETF (f)	81,696	5,235,897
iShares MSCI Hong Kong ETF (f)	254,034	6,180,647
iShares MSCI Peru ETF (f)	44,724	1,657,024
iShares MSCI South Korea ETF (f)	69,174	4,301,931
iShares MSCI Turkey ETF (f)	74,839	2,027,388
SPDR Gold Shares (a)	136,089	19,447,118
VanEck Vectors Russia ETF (f)	108,084	2,698,858
TOTAL INVESTMENT COMPANIES (Cost $107,900,745)		$114,101,401

	Principal Amount	Fair Value
CORPORATE BONDS - 3.07%
Banks - 0.90%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,487,030

Food Products - 0.72%
Kraft Heinz Foods Co.
3.950%, 07/15/2025 (f)	4,150,000	4,394,452

Software - 0.79%
Oracle Corp.
2.950%, 05/15/2025	4,620,000	4,809,649

Technology Hardware, Storage & Peripherals - 0.66%
Apple, Inc.
1.000%, 11/10/2022	3,500,000	4,052,831
TOTAL CORPORATE BONDS (Cost $18,129,725)		$18,743,962

UNITED STATES TREASURY OBLIGATIONS - 3.51%
United States Treasury Notes - 3.51%
2.500%, 12/31/2020 (f)	$21,298,000	$21,476,038
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $21,433,935)		$21,476,038

FOREIGN GOVERNMENT BONDS - 3.19%
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD 5,400,000	$4,278,290
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 7,930,000	9,963,425
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP 3,750,000	5,269,293
TOTAL FOREIGN GOVERNMENT BONDS (Cost $18,535,915)		$19,511,008

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 10.48%
Money Market Funds - 10.48%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.490% (c)(g)	64,072,651	$64,072,651
TOTAL SHORT-TERM INVESTMENTS (Cost $64,072,651)		$64,072,651

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.05%
Mount Vernon Liquid Assets Portfolio, LLC, 1.780% (c)	92,051,244	$92,051,244
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $92,051,244)		$92,051,244

Total Investments (Cost $575,356,833) - 111.83%		$683,813,840
Liabilities in Excess of Other Assets - (11.83)%		(72,327,303)
TOTAL NET ASSETS - 100.00%		$611,486,537

Percentages are stated as a percent of net assets.

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2019.
(d)	Illiquid security. The fair value of these securities total $6,453 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued usinig significant unobservable inputs.

(f)
This security or a portion of this security was out on loan as of December 31, 2019. Total loaned securities had a value of $89,944,138 or 14.71% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(g)	All or a portion of the assets have been committed as collateral for open securites sold short.
(h)	Affiliated security. At December 31, 2019, the market value of this security totals $19,498,114, which represents 3.19% of total net assets.
(i)	Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Securities Sold Short - (a)
December 31, 2019 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 9.08%
Aerospace & Defense - 0.33%
AeroVironment, Inc.	4,867	$300,489
Axon Enterprise, Inc.	11,394	834,952
The Boeing Co.	2,632	857,400
		1,992,841
Air Freight & Logistics - 0.15%
FedEx Corp.	6,137	927,976

Auto Components - 0.10%
Dorman Products, Inc.	4,091	309,771
Veoneer, Inc. (b)	18,410	287,564
		597,335
Banks - 0.33%
Commerce Bancshares, Inc.	13,036	885,649
First Republic Bank	9,523	1,118,476
		2,004,125
Beverages - 0.06%
National Beverage Corp.	7,265	370,660

Capital Markets - 0.17%
The Charles Schwab Corp.	17,096	813,086
Virtu Financial, Inc. - Class A	13,049	208,653
		1,021,739
Chemicals - 0.54%
Ashland Global Holdings, Inc.	12,556	960,911
DuPont de Nemours, Inc.	15,448	991,761
The Mosaic Co.	47,613	1,030,345
Quaker Chemical Corp.	2,030	333,976
		3,316,993
Commercial Services & Supplies - 0.13%
Rollins, Inc.	24,829	823,330

Electronic Equipment, Instruments & Components - 0.29%
II-VI, Inc.	25,198	848,417
IPG Photonics Corp.	6,419	930,241
		1,778,658
Energy Equipment & Services - 0.42%
Core Laboratories NV (b)	16,153	608,484
Halliburton Co.	24,336	595,502
National Oilwell Varco, Inc.	23,842	597,242
Schlumberger, Ltd.	19,257	774,131
		2,575,359
Entertainment - 0.42%
Netflix, Inc.	2,539	821,544
The Walt Disney Co.	6,102	882,532
World Wrestling Entertainment, Inc. - Class A	13,825	896,828
		2,600,904
Food Products - 0.06%
Cal-Maine Foods, Inc.	8,323	355,808

Gas Utilities - 0.30%
New Jersey Resources Corp.	7,759	345,819
Northwest Natural Holding Co.	4,444	327,656
South Jersey Industries, Inc.	10,157	334,978
UGI Corp.	18,551	837,763
		1,846,216
Health Care Equipment & Supplies - 0.58%
ABIOMED, Inc.	3,738	637,666
Avanos Medical, Inc.	9,523	320,925
ICU Medical, Inc.	5,077	950,008
Intuitive Surgical, Inc.	1,834	1,084,169
iRhythm Technologies, Inc.	8,182	557,112
		3,549,880
Health Care Technology - 0.05%
Tabula Rasa HealthCare, Inc.	5,855	285,021

Hotels, Restaurants & Leisure - 0.46%
The Cheesecake Factory, Inc.	20,723	805,296
Eldorado Resorts, Inc.	16,606	990,382
Marriott International, Inc.	6,654	1,007,615
		2,803,293
Household Durables - 0.12%
iRobot Corp.	14,813	749,982

Industrial Conglomerates - 0.14%
General Electric Co.	78,942	880,993

Interactive Media & Services - 0.17%
Zillow Group, Inc. - Class C	22,965	1,055,012

Internet & Direct Marketing Retail - 0.42%
Amazon.com, Inc.	513	947,942
Grubhub, Inc.	16,083	782,277
Wayfair, Inc. - Class A	9,489	857,521
		2,587,740
IT Services - 0.29%
GoDaddy, Inc. - Class A	13,402	910,264
Twilio, Inc. - Class A	8,773	862,210
		1,772,474
Life Sciences Tools & Services - 0.17%
Illumina, Inc.	3,174	1,052,943

Machinery - 0.62%
Actuant Corp.	15,942	414,970
Proto Labs, Inc.	3,456	350,957
The Toro Co.	12,556	1,000,337
Westinghouse Air Brake Technologies Corp.	13,966	1,086,555
Xylem, Inc.	11,850	933,661
		3,786,480
Media - 0.06%
Scholastic Corp.	9,240	355,278

Metals & Mining - 0.29%
Alcoa Corp.	41,758	898,215
Freeport-McMoRan, Inc.	65,550	860,016
		1,758,231
Multiline Retail - 0.15%
Ollie's Bargain Outlet Holdings, Inc.	13,781	900,037

Oil, Gas & Consumable Fuels - 0.27%
Concho Resources, Inc.	9,099	796,800
Noble Energy, Inc.	34,123	847,615
		1,644,415
Pharmaceuticals - 0.17%
Elanco Animal Health, Inc.	35,410	1,042,824

Real Estate Investment Trusts (REITs) - 0.05%
JBG SMITH Properties	7,539	300,731

Software - 1.01%
Autodesk, Inc.	5,177	949,772
Dropbox, Inc. - Class A	44,016	788,327
New Relic, Inc.	10,933	718,407
PTC, Inc.	11,658	873,068
salesforce.com, Inc.	6,701	1,089,851
Splunk, Inc.	6,008	899,818
Zscaler, Inc.	18,395	855,367
		6,174,610
Specialty Retail - 0.07%
National Vision Holdings, Inc.	12,344	400,316

Technology Hardware, Storage & Peripherals - 0.05%
3D Systems Corp.	35,410	309,838

Textiles, Apparel & Luxury Goods - 0.46%
Canada Goose Holdings, Inc. (b)	22,502	815,472
Capri Holdings, Ltd. (b)	24,774	945,128
VF Corp.	10,369	1,033,375
		2,793,975
Trading Companies & Distributors - 0.18%
Univar Solutions, Inc.	46,061	1,116,519
TOTAL COMMON STOCKS (Proceeds $55,953,263)		$55,532,536

TOTAL SECURITIES SOLD SHORT
(Proceeds $55,953,263) - 9.08%		$55,532,536

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$5,180,908	$-	$-	$5,180,908
Banks	6,914,787	-	-	6,914,787
Biotechnology	24,200,698	-	-	24,200,698
Capital Markets	22,112,772	-	-	22,112,772
Chemicals	-	-	6,453	6,453
Commercial Services & Supplies	12,764,760	-	-	12,764,760
Construction Materials	10,938,865	-	-	10,938,865
Consumer Finance	18,781,191	-	-	18,781,191
Diversified Telecommunication Services	11,795,285	-	-	11,795,285
Electronic Equipment, Instruments & Components	13,571,805	-	-	13,571,805
Entertainment	10,948,385	-	-	10,948,385
Food & Staples Retailing	15,848,136	-	-	15,848,136
Health Care Providers & Services	34,680,681	-	-	34,680,681
Household Durables	18,583,712	-	-	18,583,712
Interactive Media & Services	12,253,068	-	-	12,253,068
IT Services	32,467,110	-	-	32,467,110
Media	3,690,733	-	-	3,690,733
Multiline Retail	22,377,561	-	-	22,377,561
Professional Services	12,950,009	-	-	12,950,009
Semiconductors & Semiconductor Equipment	31,465,303	-	-	31,465,303
Software	9,671,583	-	-	9,671,583
Specialty Retail	5,660,464	-	-	5,660,464
Thrifts & Mortgage Finance	1,817,106	-	-	1,817,106
Trading Companies & Distributors	15,176,161	-	-	15,176,161
Total Common Stocks	353,851,083	-	6,453	353,857,536
Exchange Traded Funds	114,101,401	-	-	114,101,401
Corporate Bonds	-	18,743,962	-	18,743,962
United States Treasury Obligations	-	21,476,038	-	21,476,038
Foreign Government Bonds	-	19,511,008	-	19,511,008
Money Market Funds	64,072,651	-	-	64,072,651
Investments Purchased as Securities Lending Collateral*	-	-	-	92,051,244
Total Investments in Securities	$532,025,135	$59,731,008	$6,453	$683,813,840

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$55,532,536	$-	$-	$55,532,536
Total Securities Sold Short	$55,532,536	$-	$-	$55,532,536

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2019	$6,415
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation	38	*
Purchases	–
Sales	–
Transfer into and/or out of Level 3	–
Balance as of December 31, 2019	$6,453	(1)

Change in unrealized appreciation during the period for Level 3 investments held at December 31, 2019:	$38

* Unrealized appreciation is due to a change in foreign currency exchange rate.

(1) The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%.